UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111
(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.
Columbia Management Advisors, LLC
One Financial Center
Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750
Date of fiscal year end: October 31, 2006
Date of reporting period: April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Columbia Management®

Columbia Money Market Funds

Semiannual Report – April 30, 2006

■  Columbia Government Plus Reserves

■  Columbia Prime Reserves

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

Columbia Money Market Funds

Table of Contents

Columbia Government Plus Reserves	1

Columbia Prime Reserves	3

Investment Portfolios	5

Statements of Assets and Liabilities	10

Statements of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	16

Notes to Financial Statements	28

Columbia Funds	35

Important Information About This Report	37

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

The views expressed in the President's Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure—the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal.1

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we've recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder's bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you'll like what you see as you read the reports for the period ended April 30, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued financial clients, in the years to come.

Sincerely,

Christopher L.Wilson
President, Columbia Funds

1Past performance is no guarantee of future results.

Fund Profile – Columbia Government Plus Reserves

Summary

■  For the six-month period ended April 30, 2006, Capital class shares of the Columbia Government Plus Reserves returned 2.10%. That was higher than the 1.98% average return of the fund's peer group, the Lipper Institutional US Government Money Market Funds Category.1 We believe that the fund did slightly better than its peer group because we kept its weighted average maturity relatively short and focused on floating-rate notes, which historically have performed well in an environment of rising interest rates.

■  Although fourth quarter 2005 economic growth was lackluster, it increased to a strong pace in the first quarter of 2006. Inflation trended higher and the Federal Reserve Board (the Fed) continued to raise short-term rates in an effort to keep inflation under control. Cooling in the housing market and rising commodity prices suggest that the rapid pace of growth set in the first quarter is unlikely to be sustained. However, the Fed gave no indication that it believes interest rates have become restrictive. As a result, we kept the fund's maturity structure short. We accomplished this primarily by emphasizing short-term discount notes, overnight repurchase agreements and floating-rate notes.

■  The fund's composition at the end of the period reflected our outlook on interest rates. In our view, the Fed's policy is nearing a point that could be construed as restrictive. However, we believe that inflation will remain a driving force in the Fed's decision-making. And with energy and other commodity prices at or near their recent highs, we are comfortable with the fund's relatively short positioning.

1Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

2.10%

Capital Class Shares

1.98%

Lipper Institutional US Government Money Market Funds Category

On November 21, 2005, Columbia Government Plus Reserves acquired Galaxy Government Money Market Fund.

Understanding Your Expenses – Columbia Government Plus Reserves

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 – 04/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Capital Class	1,000.00	1,000.00	1,020.98	1,023.80	1.00	1.00	0.20
Liquidity Class	1,000.00	1,000.00	1,018.72	1,023.06	1.60	1.76	0.35
Adviser Class	1,000.00	1,000.00	1,019.69	1,022.56	2.25	2.26	0.45
Institutional Class	1,000.00	1,000.00	1,019.12	1,023.60	1.10	1.20	0.24
Retail A	1,000.00	1,000.00	1,018.39	1,023.31	1.34	1.51	0.30
G-Trust	1,000.00	1,000.00	1,018.88	1,023.80	0.89	1.00	0.20

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Fund Profile – Columbia Prime Reserves

Summary

■  For the six-month period that ended April 30, 2006, Capital class shares of the Columbia Prime Reserves returned 2.18%. It outperformed the 1.98% average return of its peer group, the Lipper Institutional Money Market Funds Category.1 We believe that the fund did better than its peer group because a high percentage of its assets were invested in variable-rate securities, tied to either the one-month or three-month London Inter Bank Offered Rates. As a result, the fund was able to reprice quickly each time the Federal Reserve Board (the Fed) raised short-term interest rates. Variable-rate securities are generally a cheaper alternative than commercial paper with comparable maturities.

■  A combination of variable-rate securities and commercial paper with maturities generally no longer than three months resulted in a weighted average maturity that was shorter than the fund's peer group. This positioning helped the fund's yield rise rapidly as interest rates rose.

■  At the end of the period, the fund structure was barbelled. Barbelled structures concentrate in 1- to 3-month maturities with selective extension trades in the 12- to 13-month sector. Extension trades add days to the fund's average weighted maturity and also provide the most pickup in yield versus the Federal Funds rate. We believe this pickup in yield will decrease substantially when the market perceives the Fed is reaching the end of its tightening cycle.

1Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

2.18%

Capital Class Shares

1.98%

Lipper Institutional Money Market Funds Category

Understanding Your Expenses – Columbia Prime Reserves

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 – 04/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Capital Class	1,000.00	1,000.00	1,021.82	1,024.00	0.80	0.80	0.16
Liquidity Class	1,000.00	1,000.00	1,018.50	1,023.26	1.37	1.56	0.31
Adviser Class	1,000.00	1,000.00	1,020.48	1,022.76	2.05	2.06	0.41
Institutional Class	1,000.00	1,000.00	1,019.29	1,023.80	0.89	1.00	0.20

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Investment Portfolio – Columbia Government Plus Reserves April 30, 2006 (Unaudited)

Government & Agency Obligations – 77.1%

U.S. Government Agencies – 77.1%
	Par ($)	Value ($)
Federal Farm Credit Bank
2.940% 11/08/06	5,000,000	4,946,014
4.739% 10/04/06 (a)	2,000,000	1,999,647
4.740% 07/27/07 (a)	40,000,000	39,995,033
4.750% 10/26/07 (a)	35,000,000	35,000,000
4.760% 08/09/06 (a)	25,000,000	24,997,961
4.780% 01/25/07 (a)	25,000,000	24,997,273
Federal Home Loan Bank
4.760% 09/01/06 (a)	10,000,000	9,999,608
4.770% 12/13/06 (a)	13,000,000	12,997,770
4.819% 08/21/06 (a)	35,000,000	35,000,332
5.375% 05/15/06	1,280,000	1,280,584
Federal Home Loan Mortgage Corp.
2.625% 07/21/06	31,250,000	31,133,545
2.800% 01/26/07	10,000,000	9,856,544
4.763% 02/09/07	8,000,000	7,984,896
4.800% 06/19/07 (a)	50,000,000	49,983,413
4.800% 06/22/07 (a)	25,000,000	24,994,669
4.875% 07/06/07 (a)	35,000,000	34,983,814
Federal National Mortgage Association
2.100% 07/06/06	10,000,000	9,954,896
3.010% 06/02/06	25,000,000	24,974,472
3.550% 02/16/07	2,050,000	2,030,136
4.000% 10/16/06	15,000,000	14,962,720
4.720% 09/07/06 (a)	25,000,000	24,999,751
4.790% 06/21/07 (a)	25,000,000	24,988,891
U.S. Government Agencies Total		452,061,969
Total Government & Agency Obligations (cost of $452,061,969)		452,061,969

Repurchase Agreement – 22.8%
	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 04/28/06, due on 05/01/06, at 4.780%, collateralized by FNMA & FHLB Bonds with various maturities to 04/15/29, market value $136,245,214 (repurchase proceeds $133,624,206)	133,571,000	133,571,000
Total Repurchase Agreement (cost of $133,571,000)		133,571,000
Total Investments – 99.9% (cost of $585,632,969) (b)		585,632,969
Other Assets & Liabilities, Net – 0.1%		514,858
Net Assets – 100.0%		586,147,827

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2006.

(b) Cost for federal income tax purposes is $585,632,969.

Acronym	Name
FHLB	Federal Home Loan Bank

FNMA	Federal National Mortgage Association

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Prime Reserves April 30, 2006 (Unaudited)

Corporate Bonds – 36.4%
	Par ($)	Value ($)
1212 Jackson LLC
LOC: Fifth Third Bank 5.000% 09/01/24 (a)	900,000	900,000
500 Thomas Moore Building LLC
LOC: Fifth Third Bank 5.000% 06/01/22 (a)	1,000,000	1,000,000
Allen Temple African Methodist Episcopal Church
LOC: Fifth Third Bank 5.000% 07/01/22 (a)	1,845,000	1,845,000
American Express Credit Corp.
4.930% 12/05/06 (a)	25,000,000	25,002,718
4.973% 05/18/07 (a)(b)	69,000,000	69,000,000
Bennett Realty LLC
LOC: Fifith Third Bank 5.000% 04/01/23 (a)	282,000	282,000
Bonbright Distributors, Inc.
LOC: National City Bank 4.990% 10/01/08 (a)	2,650,000	2,650,000
Borcherding Associates LLC
LOC: Fifth Third Bank 5.000% 09/02/25 (a)	2,200,000	2,200,000
Cincinnati Hills Christian Academy, Inc.
LOC: Fifth Third Bank 5.000% 04/01/23 (a)	1,040,000	1,040,000
Consolidated Equities Realty #1 LLC
LOC: Wells Fargo Bank N.A. 5.000% 09/01/25 (a)	1,000,000	1,000,000
Corporate Finance Managers, Inc.
LOC: Wells Fargo Bank N.A. 4.960% 02/02/43 (a)	4,035,000	4,035,000
Cullinan Finance Corp.
4.926% 03/15/07 (a)	53,000,000	52,995,086
FBC Chemical Corp.
LOC: National City Bank 4.990% 10/01/15 (a)	2,370,000	2,370,000
Fifth Third Bancorp
4.930% 05/23/07 (a)(b)	50,000,000	50,000,000
Fortune 5 LLC
LOC: Fifth Third Bank 5.000% 09/01/22 (a)	1,200,000	1,200,000
Four Flags Properties, Inc.
LOC: Fifth Third Bank 5.000% 10/01/28 (a)	1,500,000	1,500,000
Garfield Investment Group LLC
LOC: Fifth Third Bank 5.000% 07/01/28 (a)	1,500,000	1,500,000
General Electric Capital Corp.
5.001% 05/17/07 (a)	100,000,000	100,016,995
Goldman Sachs Group, Inc.
4.961% 12/13/06 (a)(c)	75,000,000	75,000,000
5.280% 10/27/06 (a)	45,000,000	45,038,710

	Par ($)	Value ($)
Grand Central, Inc.
LOC: U.S. Bank N.A. 4.970% 10/01/09 (a)	2,385,000	2,385,000
Harrier Finance Funding LLC
4.709% 02/16/07 (a)	30,000,000	29,997,939
HBOS Treasury Services PLC
4.876% 03/01/07 (a)(b)	60,000,000	60,000,000
Home Builders Association of Greater Toledo, Inc.
LOC: Fifth Third Bank 5.000% 09/01/27 (a)	1,075,000	1,075,000
ILH LLC
LOC: Fifth Third Bank 5.000% 11/01/35 (a)	2,500,000	2,500,000
K2 (USA) LLC
4.856% 08/15/06 (a)(b)	50,000,000	49,998,548
4.870% 03/16/07 (a)	25,000,000	24,997,821
Kokomo Grain Co., Inc.
LOC: General Electric Capital Corp. 4.960% 11/01/10 (a)(b)	4,900,000	4,900,000
LAL Holding Co.
LOC: Fifth Third Bank 5.000% 08/01/19 (a)	720,000	720,000
Links Finance LLC
4.950% 04/02/07 (a)	35,000,000	34,996,769
Lodge Apartments Holdings LLC
LOC: Wachovia Bank N.A. 5.060% 03/01/26 (a)	5,780,000	5,780,000
LP Pinewood SPV LLC
LOC: Wachovia Bank N.A. 4.950% 02/01/18 (a)	76,450,000	76,450,000
Mangus & Terranova Investment LP Project
LOC: National City Bank 4.990% 04/01/31 (a)	4,129,000	4,129,000
Medical Properties Investment Co.
LOC: Fifth Third Bank 5.000% 11/01/35 (a)	1,500,000	1,500,000
MMJK Properties LLC
LOC: JPMorgan Chase Bank 4.940% 05/01/26 (a)	2,000,000	2,000,000
Morgan Stanley & Co., Inc.
5.059% 05/25/07 (a)	105,000,000	105,000,000
Northern Rock PLC
4.830% 05/04/07 (a)(b)	27,000,000	27,000,000
Park State Properties I LLC
LOC: U.S. Bank N.A. 5.000% 11/01/34 (a)	16,500,000	16,500,000
PCP Investors LLC
LOC: Wells Fargo Bank N.A. 4.960% 12/01/24 (a)	2,000,000	2,000,000
Pratt Plaza LLC
LOC: Fifth Third Bank 5.000% 10/01/30 (a)	1,000,000	1,000,000

See Accompanying Notes to Financial Statements.

Columbia Prime Reserves April 30, 2006 (Unaudited)

Corporate Bonds (continued)

	Par ($)	Value ($)
Pretasky Roach Property, Inc.
LOC: Wachovia Bank N.A. 5.050% 01/01/19 (a)	1,715,000	1,715,000
Red Lion Evangelical Association, Inc.
LOC: Wachovia Bank N.A. 5.000% 06/01/26 (a)	2,360,000	2,360,000
Redcay Funding LLC
LOC: SunTrust Banks, Inc. 4.940% 10/01/30 (a)	3,230,000	3,230,000
Schreiber Industrial Park North
LOC: National City Bank 4.990% 06/01/17 (a)	4,370,000	4,370,000
Scion Investments LLC
LOC: National City Corp. 4.990% 10/01/30 (a)	3,820,000	3,820,000
Sigma Finance, Inc.
4.000% 08/11/06 (b)	45,000,000	44,988,284
4.870% 03/16/07 (a)	70,000,000	69,993,899
5.200% 04/13/07	50,000,000	50,000,000
Stanfield Victoria Funding Ltd.
4.786% 07/31/06 (a)(b)	40,000,000	39,997,763
4.910% 05/24/06 (a)(b)	10,000,000	9,999,920
Tri-O Development LLC
LOC: National City Bank 4.990% 05/01/29 (a)	3,180,000	3,180,000
Unicredito Italiano Bank
4.859% 05/09/07 (a)	60,000,000	60,000,000
Wachovia Bank N.A.
4.920% 03/30/07 (a)	30,000,000	29,995,660
Waco Investors of Duluth Ltd.
LOC: U.S. Bank N.A. 4.970% 11/01/15 (a)	3,160,000	3,160,000
WAWW Partnership
LOC: Fifth Third Bank 5.000% 01/01/22 (a)	3,055,000	3,055,000
Wells Fargo & Co.
4.891% 05/15/07 (a)(b)	85,000,000	85,000,000
Whistlejacket Capital LLC
4.820% 05/15/06 (a)(b)	48,000,000	47,999,815
White Pine Finance LLC
5.028% 04/16/07 (a)	40,000,000	39,996,143
Total Corporate Bonds (cost of $1,394,367,070)		1,394,367,070
Commercial Paper – 36.1%
Amstel Funding Corp.
4.580% 07/11/06 (b)(d)	30,000,000	29,729,017
4.970% 07/20/06 (b)(d)	100,000,000	98,895,555
Beta Finance, Inc.
4.960% 07/19/06 (b)(d)	64,500,000	63,797,953

	Par ($)	Value ($)
Blue Bell Funding Ltd.
4.770% 05/10/06 (b)(d)	50,000,000	49,940,375
Cheyne Finance LLC
4.850% 08/15/06 (a)(b)	28,000,000	28,000,000
Compass Securitization LLC
4.804% 09/11/06 (a)(b)	68,000,000	67,992,605
Concord Minutemen Capital Co. LLC
4.810% 05/02/06 (b)(d)	40,648,000	40,642,569
Curzon Funding LLC
4.745% 05/02/06 (b)(d)	40,000,000	39,995,200
4.745% 11/03/06 (b)(d)	40,000,000	39,019,367
Deer Valley Funding LLC
4.790% 05/08/06 (b)(d)	63,838,000	63,778,542
4.800% 05/01/06 (b)(d)	14,340,000	14,340,000
Giro Balanced Funding Corp.
4.810% 05/01/06 (b)(d)	160,885,000	160,885,000
Govco, Inc.
4.980% 07/21/06 (b)(d)	32,000,000	31,641,440
Grampian Funding LLC
4.960% 07/19/06 (b)(d)	117,000,000	115,726,520
4.970% 07/24/06 (b)(d)	50,000,000	49,420,167
Lake Constance Funding LLC
5.000% 07/25/06 (b)(d)	42,566,000	42,063,485
Lexington Parker Capital Corp.
4.720% 11/17/06 (a)(b)	50,000,000	49,994,601
4.720% 11/20/06 (a)(b)	85,000,000	84,990,618
4.964% 01/10/07 (a)(b)	50,000,000	49,993,147
Long Island College Hospital
LOC: Landesbank Hessen-Thuringen Girozentrale 4.780% 05/04/06 (d)	19,450,000	19,442,252
4.810% 05/04/06 (d)	6,250,000	6,247,495
Rhineland Funding Capital
4.969% 09/27/06 (a)(b)	100,000,000	99,995,773
Solitaire Funding LLC
4.980% 07/21/06 (b)(d)	95,000,000	93,935,525
Sunbelt Funding Corp.
4.800% 05/10/06 (b)(d)	23,515,000	23,486,782
4.970% 07/18/06 (b)(d)	18,229,000	18,032,704
Total Commercial Paper (cost of $1,381,986,692)		1,381,986,692
Certificates of Deposit – 16.6%
Bank of Tokyo Mitsubishi Ltd. NY
4.800% 01/11/07	45,000,000	45,000,000
4.850% 01/03/07	16,000,000	16,000,000
Barclays Bank PLC NY
4.872% 06/21/06 (a)	50,000,000	49,999,130
Canadian Imperial Bank of Commerce NY
4.981% 11/15/06 (a)	85,000,000	85,002,997

See Accompanying Notes to Financial Statements.

Columbia Prime Reserves April 30, 2006 (Unaudited)

Certificates of Deposit (continued)

	Par ($)	Value ($)
Credit Agricole SA
5.000% 03/09/07	10,000,000	10,000,000
5.260% 04/05/07	35,000,000	35,000,000
5.300% 04/18/07	44,000,000	44,000,000
Credit Suisse NY
4.750% 11/07/06	20,000,000	20,000,000
5.015% 01/12/07 (a)	23,000,000	23,000,000
5.090% 04/24/07 (a)	100,000,000	100,011,095
5.250% 04/03/07	40,000,000	40,000,000
5.380% 03/19/07 (a)	9,800,000	9,839,697
DEPFA Bank PLC NY
4.800% 12/05/06	12,500,000	12,500,000
Deutsche Bank AG
4.805% 02/21/07	26,000,000	26,000,000
Natexis Banques Populaires NY
5.010% 02/12/07	14,000,000	14,000,000
5.055% 02/21/07	16,000,000	16,000,000
Royal Bank of Canada NY
4.865% 12/22/06 (a)	50,000,000	49,988,704
4.879% 05/10/07 (a)	40,000,000	40,000,000
Total Certificates of Deposit (cost of $636,341,623)		636,341,623
Extendible Commercial Notes – 6.0%
Capital One Multi-Asset Execution Trust
5.000% 07/25/06 (b)(d)	20,000,000	19,763,889
New Center Asset Trust
4.800% 05/10/06 (b)(d)	100,000,000	99,880,000
Thornburg Mortgage Capital Resources LLC
4.800% 05/01/06 (b)(d)	68,000,000	68,000,000
Variable Funding Capital Co. LLC
4.970% 07/19/06 (b)(d)	44,760,000	44,271,830
Total Extendible Commercial Notes (cost of $231,915,719)		231,915,719
Municipal Bonds – 4.3%
Arizona – 0.1%
AZ Phoenix Industrial Development Authority
Pilgrim Rest, Series 2005 B, LOC: JPMorgan Chase Bank 4.940% 10/01/30 (a)	1,935,000	1,935,000
Arizona Total		1,935,000

	Par ($)	Value ($)
Idaho – 0.1%
ID Boise City Urban Renewal Agency
Series 2004 B, LOC: Keycorp 5.050% 03/01/13 (a)	2,760,000	2,760,000
Idaho Total		2,760,000
Louisiana – 3.2%
LA New Orleans Pension Revenue
Series 2000, Insured: AMBAC, SPA: Bank One Louisiana 5.100% 09/01/30 (a)	124,051,000	124,051,000
Louisiana Total		124,051,000
Minnesota – 0.1%
MN Eagan
Multi-Family Revenue, Thomas Lake Housing Associates, Series 2003 A2, Insured: FNMA 4.970% 03/15/33 (a)	2,710,000	2,710,000
Minnesota Total		2,710,000
Mississippi – 0.5%
MS Pearl Urban Renewal Revenue
Bloomfield Equities LLC, Series 2004 A, LOC: First Tennessee Bank 5.000% 11/01/19 (a)	23,276,000	23,276,000
Mississippi Total		23,276,000
New Mexico – 0.1%
NM Las Cruces Industrial Development Revenue
F & A Dairy Products, Inc., Series 2003, LOC: Wells Fargo Bank N.A. 4.870% 12/01/23 (a)	4,000,000	4,000,000
New Mexico Total		4,000,000
North Carolina – 0.0%
NC Wake Forest University
LOC: Wachovia Bank N.A. 4.900% 07/01/17 (a)	1,000,000	1,000,000
North Carolina Total		1,000,000

See Accompanying Notes to Financial Statements.

Columbia Prime Reserves April 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Pennsylvania – 0.0%
PA Cumberland County Municipal Authority
Series 2003 B, LOC: Wachovia Bank N.A. 4.940% 01/01/08 (a)	890,000	890,000
Pennsylvania Total		890,000
Texas – 0.1%
TX State
Series 2003, LOC: DEPFA Bank PLC, SPA: Dexia Credit Local 4.820% 06/01/21 (a)	2,023,000	2,023,000
Texas Total		2,023,000
Washington – 0.1%
WA Meadow Springs Country Club
Series 2000, LOC: U.S. Bank N.A. 4.970% 08/01/25 (a)	2,335,000	2,335,000
Washington Total		2,335,000
Total Municipal Bonds (cost of $164,980,000)		164,980,000
Asset-Backed Securities – 0.4%
Paragon Mortgages PLC
4.891% 10/15/41 (a)	15,000,000	15,000,000
Total Asset-Backed Securities (cost of $15,000,000)		15,000,000
Total Investments – 99.8% (cost of $3,824,591,104) (e)		3,824,591,104
Other Assets & Liabilities, Net – 0.2%		6,547,832
Net Assets – 100.0%		3,831,138,936

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2006.

(b) These securities, under Rule 144A of the Securities Act of 1933, are restricted to resale normally to qualified institutional buyers. At April 30, 2006, these securities amounted to $2,077,096,994, which represents 54.2% of net assets.

(c) Illiquid security.

(d) The rate shown represents the discount rate at the date of purchase.

(e) Cost for federal income tax purposes is $3,824,591,104.

Acronym	Name
AMBAC	Ambac Assurance Corp.

FNMA	Federal National Mortgage Association

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Money Market Funds
April 30, 2006 (Unaudited)

		Columbia Government Plus Reserves ($) (a)(b)(c)(d)(e)(f)	Columbia Prime Reserves ($) (a)(b)(c)(d)
Assets:	Investments, at cost	585,632,969	3,824,591,104
	Investments, at value	452,061,969	3,824,591,104
	Repurchase agreement	133,571,000	—
	Total investments, at value	585,632,969	3,824,591,104
	Cash	—	429,612
	Receivable for:
	Fund shares sold	14,170	—
	Interest	2,656,556	11,992,620
	Deferred Trustees' compensation plan	137,468	286,174
	Expense reimbursement or waiver due from Investment Advisor and/or Administrator	19,001	42,221
	Other assets	—	21,402
	Total assets	588,460,164	3,837,363,133
Liabilities:	Payable to custodian bank	398,963	—
	Payable for:
	Fund shares repurchased	4,038	—
	Distributions	1,580,463	5,360,752
	Investment advisory fee	42,828	279,319
	Administration fee	20,361	194,322
	Pricing and bookkeeping fees	11,253	12,320
	Transfer agent fee	8,446	18,966
	Trustees' fees	7,511	16,238
	Distribution and service fees	4,120	37,381
	Custody fee	1,039	10,705
	Reports to shareholders	47,177	6,770
	Chief compliance officer expenses (See Note 4)	712	1,250
	Deferred Trustees' fees	137,468	286,174
	Other liabilities	47,958	—
	Total liabilities	2,312,337	6,224,197
	Net Assets	586,147,827	3,831,138,936
Net Assets consist of:	Paid-in capital	586,191,609	3,831,183,162
	Overdistributed net investment income	(10,982)	(42,807)
	Accumulated investment loss	(32,800)	(1,419)
	Net Assets	586,147,827	3,831,138,936

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Money Market Funds
April 30, 2006 (Unaudited)

		Columbia Government Plus Reserves ($) (a)(b)(c)(d)(e)(f)	Columbia Prime Reserves ($) (a)(b)(c)(d)
Capital Class Shares	Net assets	311,455,064	3,428,622,586
	Shares outstanding	311,486,194	3,428,659,973
	Net asset value and offering price per share	1.00	1.00
Liquidity Class Shares	Net assets	10,187	10,185
	Shares outstanding	10,187	10,185
	Net asset value and offering price per share	1.00	1.00
Adviser Class Shares	Net assets	2,174,872	139,601,450
	Shares outstanding	2,175,848	139,604,369
	Net asset value and offering price per share	1.00	1.00
Institutional Class Shares	Net assets	33,316,600	262,904,715
	Shares outstanding	33,319,314	262,908,635
	Net asset value and offering price per share	1.00	1.00
Retail A Shares	Net assets	11,070,389	—
	Shares outstanding	11,096,825	—
	Net asset value and offering price per share	1.00	—
G-Trust Shares	Net assets	228,120,715	—
	Shares outstanding	228,164,731	—
	Net asset value and offering price per share	1.00	—

(a)  Effective November 21, 2005, Columbia Government Plus Reserves Institutional, Preferred and Select Shares were redesignated Capital, Adviser and Trust Class Shares, respectively. Effective November 23, 2005, Columbia Prime Reserves Institutional, Preferred and Select Shares were redesignated Capital, Adviser and Trust Class Shares, respectively.

(b)  Liquidity Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 17, 2005 and November 22, 2005, respectively.

(c)  Institutional Class Shares (a new share class) of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 22, 2005.

(d)  Trust Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves were fully redeemed on November 20, 2005 and November 22, 2005, respectively.

(e)  Retail A Shares for the Fund commenced operations on November 21, 2005.

(f)  G-Trust Shares for the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Money Market Funds
For the Six Months Ended April 30, 2006 (Unaudited)

		Columbia Government Plus Reserves ($)	Columbia Prime Reserves ($)
Investment Income
	Interest	16,926,279	65,082,517
Expenses	Investment advisory fee	770,339	2,847,539
	Administration fee	187,647	882,363
	Shareholder Services fee:
	Liquidity Class Shares	11	11
	Adviser Class Shares	12,301	161,087
	Insitutional Class Shares	9,392	41,478
	Trust Class Shares	5,442	12,330
	Retail A Shares	5,173	—
	Transfer agent fee:
	Capital Class Shares	11,762	36,773
	Adviser Class Shares	839	1,635
	Insitutional Class Shares	1,196	2,786
	Trust Class Shares	625	90
	Retail A Shares	265	—
	G-Trust Shares	5,556	—
	Pricing and bookkeeping fees	74,626	77,979
	Trustees' fees	8,673	17,522
	Custody fee	15,900	28,865
	Reports to shareholders	69,612	5,032
	Chief compliance officer expenses (See Note 4)	4,294	7,500
	Other expenses	110,254	162,308
	Total Expenses	1,293,907	4,285,298
	Fees waived or reimbursed by Investment Advisor and/or Administrator	(486,396)	(1,781,034)
	Fees waived by Shareholder Service Provider:
	Liquidity Class Shares	(5)	(5)
	Trust Class Shares	(1,814)	(4,110)
	Fees reimbursed by Transfer Agent:
	Capital Class Shares	(1,250)	(8,025)
	Adviser Class Shares	(625)	(90)
	Trust Class Shares	(625)	(90)
	Custody earnings credit	(2,392)	(9,679)
	Net Expenses	800,800	2,482,265
	Net Investment Income	16,125,479	62,600,252
	Net realized gain (loss) on Investments	(31,854)	458
	Net Increase Resulting From Operations	16,093,625	62,600,710

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Money Market Funds

Increase (Decrease) in Net Assets	Columbia Government Plus Reserves		Columbia Prime Reserves
	(Unaudited) Six Months Ended April 30, 2006 ($)(a)(b)(c)(d)(e)(f)	Year Ended October 31, 2005 ($)	(Unaudited) Six Months Ended April 30, 2006 ($)(a)(b)(c)(d)	Year Ended October 31, 2005 ($)
Operations
Net investment income	16,125,479	17,213,408	62,600,252	92,009,794
Net realized gain (loss) on investments	(31,854)	(844)	458	5,676
Net increase from operations	16,093,625	17,212,564	62,600,710	92,015,470
Distributions Declared to Shareholders
From net investment income:
Capital Class Shares	(9,904,406)	(15,022,706)	(55,073,932)	(71,616,972)
Liquidity Class Shares	(187)	—	(185)	—
Adviser Class Shares	(193,601)	(307,424)	(2,664,674)	(3,182,518)
Institutional Class Shares	(985,382)	—	(4,552,067)	—
Trust Class Shares	(136,715)	—	(316,395)	(17,220,722)
Retail A Shares	(214,171)	—	—	—
G-Trust Shares	(4,691,017)	(1,886,638)	—	—
Total distributions declared to shareholders	(16,125,479)	(17,216,768)	(62,607,253)	(92,020,212)
Net Capital Share Transactions	63,728,574	(118,893,847)	1,536,620,309	(1,536,961,632)
Total Increase (Decrease) in Net Assets	63,696,720	(118,898,051)	1,536,613,766	(1,536,966,374)
Net Assets
Beginning of period	522,451,107	641,349,158	2,294,525,170	3,831,491,544
End of period	586,147,827	522,451,107	3,831,138,936	2,294,525,170
Overdistributed net invesment income, at end of period	(10,982)	(10,982)	(42,807)	(35,806)

(a)  Effective November 21, 2005, Columbia Government Plus Reserves Institutional, Preferred and Select Shares were redesignated Capital, Adviser and Trust Class Shares, respectively. Effective November 23, 2005, Columbia Prime Reserves Institutional, Preferred and Select Shares were redesignated Capital, Adviser and Trust Class Shares, respectively.

(b)  Liquidity Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 17, 2005 and November 22, 2005, respectively.

(c)  Institutional Class Shares (a new share class) of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 22, 2005.

(d)  Trust Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves were fully redeemed on November 20, 2005 and November 22, 2005, respectively.

(e)  Retail A Shares for the Fund commenced operations on November 21, 2005.

(f)  G-Trust Shares for the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

Schedule of Capital Stock Activity – Columbia Money Market Funds

	Columbia Government Plus Reserves
	(Unaudited) Six Months Ended April 30, 2006 (e)(f)		Year Ended October 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares (a)
Subscription	538,751,278	538,767,119	2,278,508,400	2,278,508,400
Proceeds received in connection with merger	507,228,028	507,217,415	—	—
Distribution reinvested	4,440,528	4,440,528	7,871,506	7,871,506
Redemption	(1,170,768,273)	(1,170,768,273)	(2,397,956,159)	(2,397,956,159)
Net Increase (Decrease)	(120,348,439)	(120,343,211)	(111,576,253)	(111,576,253)
Liquidity Class Shares (b)
Subscription	—	—	—	—
Proceeds received in connection with merger	10,000	10,000	—	—
Distribution reinvested	187	187	—	—
Redemption	—	—	—	—
Net Increase	10,187	10,187	—	—
Adviser Class Shares (a)
Subscription	16,106,126	16,106,594	39,181,295	39,181,295
Proceeds received in connection with merger	9,713,821	9,713,353	—	—
Distribution reinvested	190,124	190,124	307,420	307,420
Redemption	(42,048,045)	(42,048,045)	(34,714,350)	(34,714,350)
Net Increase (Decrease)	(16,037,974)	(16,037,974)	4,774,365	4,774,365
Institutional Class Shares (c)
Subscription	195,080,617	195,080,617	—	—
Proceeds received in connection with merger	10,000	10,000	—	—
Distribution reinvested	923,327	923,327	—	—
Redemption	(162,694,630)	(162,694,630)	—	—
Net Increase	33,319,314	33,319,314	—	—
Trust Class Shares (a)(d)
Subscription	9,074,294	9,074,294	215,354,658	215,354,658
Proceeds received in connection with merger	62,820,050	52,819,203	—	—
Distribution reinvested	—	—	1,886,628	1,886,628
Redemption	(144,314,152)	(134,313,305)	(229,333,245)	(229,333,245)
Net Decrease	(72,419,808)	(72,419,808)	(12,091,959)	(12,091,959)
Retail A Shares
Subscription	192,037	192,037	—	—
Proceeds received in connection with merger	12,706,986	12,681,046	—	—
Distribution reinvested	233,878	233,878	—	—
Redemption	(2,036,076)	(2,036,076)	—	—
Net Increase	11,096,825	11,070,885	—	—
G-Trust Shares
Subscription	539,012,520	539,012,520	—	—
Proceeds received in connection with merger	219,599,980	219,564,430	—	—
Distribution reinvested	298,538	298,538	—	—
Redemption	(530,746,307)	(530,746,307)	—	—
Net Increase	228,164,731	228,129,181	—	—

(a)  Effective November 21, 2005, Columbia Government Plus Reserves Institutional, Preferred and Select Shares were redesignated Capital, Adviser and Trust Class Shares, respectively. Effective November 23, 2005, Columbia Prime Reserves Institutional, Preferred and Select Shares were redesignated Capital, Adviser and Trust Class Shares, respectively.

(b)  Liquidity Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 17, 2005 and November 22, 2005, respectively.

(c)  Institutional Class Shares (a new share class) of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 22, 2005.

(d)  Trust Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves were fully redeemed on November 20, 2005 and November 22, 2005, respectively.

(e)  Retail A Shares for the Fund commenced operations on November 21, 2005.

(f)  G-Trust Shares for the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

	Columbia Prime Reserves
	(Unaudited) Six Months Ended April 30, 2006		Year Ended October 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares (a)
Subscription	2,993,450,428	2,993,496,249	8,170,032,714	8,170,032,714
Proceeds received in connection with merger	1,980,388,681	1,980,350,338	—	—
Distribution reinvested	25,110,446	25,110,446	20,130,683	20,130,683
Redemption	(3,665,090,124)	(3,665,090,124)	(8,993,243,587)	(8,993,243,587)
Net Increase (Decrease)	1,333,859,431	1,333,866,909	(803,080,190)	(803,080,190)
Liquidity Class Shares (b)
Subscription	—	—	—	—
Proceeds received in connection with merger	10,000	10,000	—	—
Distribution reinvested	185	185	—	—
Redemption	—	—	—	—
Net Increase	10,185	10,185	—	—
Adviser Class Shares (a)
Subscription	91,443,347	91,444,438	839,157,683	839,157,683
Proceeds received in connection with merger	98,548,550	98,547,459	—	—
Distribution reinvested	2,629,526	2,629,526	3,182,517	3,182,517
Redemption	(145,009,223)	(145,009,223)	(909,534,213)	(909,534,213)
Net Increase (Decrease)	47,612,200	47,612,200	(67,194,013)	(67,194,013)
Institutional Class Shares (c)
Subscription	582,539,475	582,539,475	—	—
Proceeds received in connection with merger	10,000	10,000	—	—
Distribution reinvested	4,388,954	4,388,954	—	—
Redemption	(324,029,794)	(324,029,794)	—	—
Net Increase	262,908,635	262,908,635	—	—
Trust Class Shares (a)(d)
Subscription	62,307,301	62,307,301	3,092,417,709	3,092,417,709
Proceeds received in connection with merger	154,513,433	154,505,767	—	—
Distribution reinvested	—	—	17,220,722	17,220,722
Redemption	(324,598,354)	(324,590,688)	(3,776,325,860)	(3,776,325,860)
Net Decrease	(107,777,620)	(107,777,620)	(666,687,429)	(666,687,429)
Retail A Shares
Subscription	—	—	—	—
Proceeds received in connection with merger	—	—	—	—
Distribution reinvested	—	—	—	—
Redemption	—	—	—	—
Net Increase	—	—	—	—
G-Trust Shares
Subscription	—	—	—	—
Proceeds received in connection with merger	—	—	—	—
Distribution reinvested	—	—	—	—
Redemption	—	—	—	—
Net Increase	—	—	—	—

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Capital Class Shares	2006 (a)		2005	2004 (b)	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021		0.027	0.011	0.011	0.017	0.046
Less Distributions Declared to Shareholders:
From net investment income	(0.021)		(0.027)	(0.011)	(0.011)	(0.017)	(0.046)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (c)(d)	2.10	%(e)	2.72%	1.07%	1.07%	1.71%	4.71%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.20	%(f)(g)	0.20%	0.19%	0.18%	0.30%	0.27%
Net investment income	4.18	%(f)(g)	2.62%	1.05%	1.04%	1.68%	4.55%
Waiver/reimbursement	0.13	%(f)	0.11%	0.12%	0.13%	0.14%	0.07%
Net assets, end of period (000's)	$311,455		$431,820	$543,400	$724,417	$369,381	$324,272

(a)  Effective November 21, 2005, Institutional Shares were redesignated Capital Class Shares.

(b)  Effective February 28, 2004, Class I Shares were redesignated Institutional Shares.

(c)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at new asset value assuming all distribution reinvested.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from custody credit has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout this period is as follows:

Liquidity Class Shares	(Unaudited) Period Ended April 30, 2006 (a)
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.019
Less Distributions Declared to Shareholders:
From net investment income	(0.019)
Net Asset Value, End of Period	$1.00
Total return (b)(c)	1.87	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.35	%(e)(f)
Net investment income	4.16	%(e)(f)
Waiver/reimbursement	0.23	%(e)
Net assets, end of period (000's)	$10

(a)  Liquidity Class Shares commenced operations on November 17, 2005.

(b)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at new asset value assuming all distribution reinvested.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credit has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
Adviser Class Shares	2006 (a)		2005	2004 (b)	2003 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020		0.024	0.008	0.005
Less Distributions Declared to Shareholders:
From net investment income	(0.020)		(0.024)	(0.008)	(0.005)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	1.97	%(f)	2.47%	0.82%	0.51	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.45	%(g)(h)	0.45%	0.43%	0.43	%(g)
Net investment income	3.94	%(g)(h)	2.37%	0.80%	0.79	%(g)
Waiver/reimbursement	0.14	%(g)	0.12%	0.13%	0.13	%(g)
Net assets, end of period (000's)	$2,175		$18,213	$13,439	$57,353

(a)  Effective on November 21, 2005, Preferred Shares were redesignated as Adviser Class Shares.

(b)  Effective February 28, 2004, Class III Shares were redesignated Preferred Shares.

(c)  The Fund began offering Adviser Class Shares on February 28, 2003.

(d)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at new asset value assuming all distribution reinvested.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credit has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout this period is as follows:

Institutional Class Shares	(Unaudited) Period Ended April 30, 2006 (a)
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.019
Less Distributions Declared to Shareholders:
From net investment income	(0.019)
Net Asset Value, End of Period	$1.00
Total return (b)(c)	1.91	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.24	%(e)(f)
Net investment income	4.24	%(e)(f)
Waiver/reimbursement	0.13	%(e)
Net assets, end of period (000's)	$33,317

(a)  Institutional Class Shares commenced operations on November 17, 2005.

(b)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at new asset value assuming all distribution reinvested.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credit has an impact of less than 0.01%

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Period Ended November 20,		Year Ended October 31,		Period Ended October 31,
Trust Class Shares	2005 (a)(b)		2005	2004 (c)	2003 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002		0.026	0.010	0.006
Less Distributions Declared to Shareholders:
From net investment income	(0.002)		(0.026)	(0.010)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.12	%(g)	2.62%	1.12%	0.63	%(g)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.30	%(h)(i)	0.30%	0.28%	0.28	%(h)
Net investment income	3.59	%(h)(i)	2.52%	0.95%	0.94	%(h)
Waiver/reimbursement	0.19	%(h)	0.16%	0.18%	0.14	%(h)
Net assets, end of period (000's)	$—		$72,418	$84,511	$50,540

(a)  Effective November 21, 2005, Select Shares were redesignated Trust Class Shares.

(b)  Trust Class Shares were fully redeemed on November 20, 2005.

(c)  Effective February 28, 2004, Class II Shares were redesignated Select Shares.

(d)  The Fund began offering Trust Class Shares on February 28, 2003.

(e)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at new asset value assuming all distribution reinvested.

(g)  Not Annualized

(h)  Annualized

(i)  The benefits derived from custody credit has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout this period is as follows:

Retail A Shares	(Unaudited) Period Ended April 30, 2006 (a)
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.019
Less Distributions Declared to Shareholders:
From net investment income	(0.019)
Net Asset Value, End of Period	$1.00
Total return (b)(c)	1.84	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.30	%(e)(f)
Net investment income	4.09	%(e)(f)
Waiver/reimbursement	0.13	%(e)
Net assets, end of period (000's)	$11,070

(a)  Retail A Shares commenced operations on November 21, 2005.

(b)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at new asset value assuming all distribution reinvested.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credit has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout this period is as follows:

G-Trust Shares	(Unaudited) Period Ended April 30, 2006 (a)
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.020
Less Distributions Declared to Shareholders:
From net investment income	(0.020)
Net Asset Value, End of Period	$1.00
Total return (b)(c)	1.89	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(e)(f)
Net investment income	4.06	%(e)(f)
Waiver/reimbursement	0.13	%(e)
Net assets, end of period (000's)	$228,121

(a)  G-Trust Shares commenced operations on November 21, 2005.

(b)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at new asset value assuming all distribution reinvested.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credit has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Prime Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Capital Class Shares	2006 (a)		2005	2004 (b)	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022		0.028	0.011	0.011	0.017	0.045
Less Distributions Declared to Shareholders:
From net investment income	(0.022)		(0.028)	(0.011)	(0.011)	(0.017)	(0.045)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (c)(d)	2.18	%(e)	2.80%	1.12%	1.15%	1.72%	4.64%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.16	%(f)(g)	0.18%	0.17%	0.14%	0.26%	0.30%
Net investment income	4.41	%(f)(g)	2.69%	1.11%	1.10%	1.72%	4.27%
Waiver/reimbursement	0.13	%(f)	0.11%	0.11%	0.14%	0.04%	0.01%
Net assets, end of period (000's)	$3,428,623		$2,094,764	$2,897,846	$3,639,495	$1,239,803	$1,035,540

(a)  Effective November 23, 2005, Institutional Shares were redesignated Capital Class Shares.

(b)  Effective February 28, 2004, Class I Shares were redesignated Institutional Shares.

(c)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at new asset value assuming all distribution reinvested.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from custody credit has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Prime Reserves

Selected data for a share outstanding throughout this period is as follows:

Liquidity Class Shares	(Unaudited) Period Ended April 30, 2006 (a)
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.018
Less Distributions Declared to Shareholders:
From net investment income	(0.018)
Net Asset Value, End of Period	$1.00
Total return (b)(c)	1.85	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.31	%(e)(f)
Net investment income	4.19	%(e)(f)
Waiver/reimbursement	0.23	%(e)
Net assets, end of period (000's)	$10

(a)  Liquidity Class Shares commenced operations on November 22, 2005.

(b)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at new asset value assuming all distribution reinvested.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credit has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Prime Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				Period Ended October 31,
Adviser Class Shares	2006 (a)		2005	2004 (b)	2003	2002	2001 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020		0.025	0.009	0.009	0.015	0.024
Less Distributions Declared to Shareholders:
From net investment income	(0.020)		(0.025)	(0.009)	(0.009)	(0.015)	(0.024)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	2.05	%(f)	2.54%	0.87%	0.90%	1.51%	2.43	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.41	%(g)(h)	0.43%	0.42%	0.39%	0.45%	0.49	%(g)
Net investment income	4.13	%(g)(h)	2.44%	0.86%	0.85%	1.53%	4.07	%(g)
Waiver/reimbursement	0.13	%(g)	0.11%	0.11%	0.14%	0.09%	0.01	%(g)
Net assets, end of period (000's)	$139,601		$91,991	$159,185	$157,533	$4,748	$52

(a)  Effective November 23, 2005, Preferred Shares were redesignated Adviser Class Shares.

(b)  Effective February 28, 2004, Class III Shares were redesignated Preferred Shares.

(c)  The Fund began offering Adviser Class Shares on March 1, 2001.

(d)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at new asset value assuming all distribution reinvested.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credit has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Prime Reserves

Selected data for a share outstanding throughout this period is as follows:

Institutional Class Shares	(Unaudited) Period Ended April 30, 2006 (a)
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.019
Less Distributions Declared to Shareholders:
From net investment income	(0.019)
Net Asset Value, End of Period	$1.00
Total return (b)(c)	1.93	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(e)(f)
Net investment income	4.39	%(e)(f)
Waiver/reimbursement	0.13	%(e)
Net assets, end of period (000's)	$262,905

(a)  Institutional Class Shares commenced operations on November 22, 2005.

(b)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at new asset value assuming all distribution reinvested.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credit has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Prime Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended November 22,		Year Ended October 31,				October 31,
Trust Class Shares	2005 (a)(b)		2005	2004 (c)	2003	2002	2001 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002		0.027	0.010	0.010	0.016	0.025
Less Distributions Declared to Shareholders:
From net investment income	(0.002)		(0.027)	(0.010)	(0.010)	(0.016)	(0.025)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.22	%(g)	2.69%	1.02%	1.03%	1.61%	2.55	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.26	%(h)(i)	0.28%	0.27%	0.24%	0.37%	0.39	%(h)
Net investment income	3.85	%(h)(i)	2.59%	1.01%	1.00%	1.61%	4.18	%(h)
Waiver/reimbursement	0.18	%(h)	0.16%	0.16%	0.19%	0.07%	0.01	%(h)
Net assets, end of period (000's)	$—		$107,770	$774,460	$636,252	$39,481	$52

(a)  Effective November 23, 2005, Select Shares were redesignated Trust Class Shares.

(b)  Trust Class Shares were fully redeemed on November 22, 2005.

(c)  Effective February 28, 2004, Class II Shares were redesignated Select Shares.

(d)  The Fund began offering Trust Class Shares on March 1, 2001.

(e)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at new asset value assuming all distribution reinvested.

(g)  Not annualized.

(h)  Annualized.

(i)  The benefits derived from custody credit has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Money Market Funds April 30, 2006 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to Columbia Government Plus Reserves and Columbia Prime Reserves (each a "Fund" and collectively, the "Funds").

On November 21, 2005, all the assets and liabilities of Galaxy Government Money Market Fund and Galaxy Institutional Government Money Market Fund were acquired by Columbia Government Plus Reserves, a new series of Columbia Funds Series Trust. On November 23, 2005, Galaxy Institutional Money Market Fund was redomiciled into a new series of Columbia Funds Series Trust that is named Columbia Prime Reserves. Prior to such dates, Galaxy Institutional Government Money Market Fund, Galaxy Government Money Market Fund and Galaxy Institutional Money Market Fund series of The Galaxy Fund ("Galaxy").

Investment Goal

Columbia Government Plus Reserves seeks current income with liquidity and stability of principal. Columbia Prime Reserves seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

Fund Shares

Each Fund may issue an unlimited number of shares. Columbia Government Plus Reserves offers seven classes of shares: Capital, Trust, Adviser, Retail A, G-Trust, Institutional and Liquidity Class. Columbia Prime Reserves offers five classes of shares: Capital, Trust, Adviser, Institutional and Liquidity Class. Retail A and G-Trust Class shares are closed to new investors. Trust Class shares of each Fund were not active as of April 30, 2006. Each class of shares is offered continuously at net asset value and has its own expense structure.

On the respective merger date, Institutional, Select and Preferred shares of Galaxy Institutional Government Money Market Fund were exchanged for Capital Class, Trust Class and Adviser Class shares of Columbia Government Plus Reserves. In addition, on the respective merger date, Retail A and Trust shares of Galaxy Government Money Market Fund were exchanged for Retail A and G-Trust shares of Columbia Government Plus Reserves. On the respective merger date, Institutional, Select and Preferred shares of Galaxy Institutional Money Market Fund were exchanged for Capital Class, Trust Class and Adviser Class shares of Columbia Prime Reserves.

Note 2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. Certain Funds may invest in tri-party repurchase agreements. Collateral for tri-party repurchase agreements is held at the counterparty's custodian in segregated accounts for the benefit of the Funds and the counter party. A repurchase agreement transaction involves

Columbia Money Market Funds April 30, 2006 (Unaudited)

certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Joint Trading Accounts

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex date.

Determination of Class Net Asset Values

All income, expenses (other than series-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2005 was as follows:

	October 31, 2005
	Tax Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Government
Plus Reserves	$—	$17,216,768	$—
Columbia Prime Reserves	—	92,020,212	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of October 31, 2005, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring 2012	Expiring 2013
Columbia Government Plus Reserves	$102	$844
Columbia Prime Reserves	1,877	—

The following capital loss carryforward was utilized/expired during the year ended October 31, 2005. An expired capital loss carryforward is recorded as a reduction of paid-in-capital.

Fund	Amount
Columbia Prime Reserves	$5,676

Columbia Money Market Funds April 30, 2006 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Columbia receives a monthly investment advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund.

Columbia has voluntarily agreed to waive a portion of its investment advisory fee for the Funds so that such fee will not exceed 0.09% annually of each Fund's average daily net assets. Columbia may revise or discontinue this waiver at any time.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the Administration Agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.067% of each Fund's average daily net assets less the fees payable by the Funds under the pricing and bookkeeping agreement.

Prior to the merger dates, Columbia delegated its administrative functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group and paid a portion of the administration fees it received (0.01375%) to PFPC as the sub-administrator to the Trust. Under the administration agreement with the Funds, Columbia was entitled to receive a monthly administration fee from each Fund based on the combined average daily net assets of the Funds and the other funds offered by Galaxy at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $30 billion	0.067%
Over $30 billion	0.050%

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses).

The Funds also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Prior to the merger dates, Columbia delegated its pricing and bookkeeping functions to PFPC and paid the total fees it received from the Funds to PFPC as the sub-pricing and bookkeeping agent. Columbia also reimbursed PFPC for out-of-pocket expenses and charges. Under its pricing and bookkeeping agreement with the Funds, Columbia received an annual fee based on the average daily net assets of each Fund and an additional annual fee of $10,000 due to the multiple class structure. The annual pricing and bookkeeping rates were as follows:

Average Daily Net Assets	Annual Fee Rate
Under $50 million	$25,000
Over $50 million but less than $200 million	$35,000
Over $200 million but less than $500 million	$50,000
Over $500 million but less than $1 billion	$85,000
Over $1 billion	$125,000

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its

Columbia Money Market Funds April 30, 2006 (Unaudited)

services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The annual rate was $15.23 prior to April 1, 2006. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Prior to rebranding, the Transfer Agent received a class-specific fee, paid monthly at the annual rate of $20.00 per open account and was reimbursed for certain out-of-pocket expenses.

Distribution and Shareholder Services Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the exclusive distributor of the Trust's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares and shareholder servicing plans ("Servicing Plans") for each class of shares of the Funds. Currently, the Servicing Plans have not been implemented with respect to the Capital Class shares of each Fund and the G-Trust shares of Columbia Government Plus Reserves. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Funds directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate (after fee waivers)	Plan Limit
Distribution Plan and Servicing Plan:
Liquidity Class shares	0.15%*	0.25%**
Servicing Plans:
Adviser Class shares	0.25%	0.25%
Institutional Class shares	0.04%	0.04%
Retail A shares	0.10%	0.10%
Trust shares	0.10%	0.10%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through July 31, 2006 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, not to exceed an annual combined waiver of 0.10%.

**   To the extent that any Liquidity Class shares of the Funds make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Prior to the merger dates, Galaxy adopted a shareholder services plan (the "Services Plan") with respect to the Select Shares and Preferred Shares of the Funds. The Services Plan provided compensation to institutions (including affiliates of Columbia) which provided administrative and support services to their customers who beneficially own Select Shares and/or Preferred Shares. Payment by Galaxy for shareholder liaison services did not exceed an annual rate of 0.25% of the average daily net assets attributable to the Select Shares and Preferred Shares. Payment by Galaxy for shareholder administrative support services fee did not exceed an annual rate of 0.25% of the average daily net assets attributable to the Select Shares and Preferred Shares. Galaxy limited total payments under the Services Plan to aggregate annual rates that did not exceed 0.15% and 0.25% of the average daily net assets attributable to the Select Shares and Preferred shares, respectively, of the Fund. In addition, affiliates of Columbia also limited payments under the Services Plan for the Select Shares so that the total fees did not exceed 0.10% annually of the average daily net assets attributable to the Select Shares.

Columbia Money Market Funds April 30, 2006 (Unaudited)

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and reimburse the Funds through February 28, 2007 for certain expenses to the extent that total expenses (exclusive of distribution and shareholder service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.20% annually for Columbia Government Plus Reserves and 0.16% Columbia Prime Reserves annually of the Funds' average daily net assets.

Fees paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, (formerly Nations Treasury Reserves) another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statements of operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities.

In addition, the Funds assumed the assets and liabilities of the Galaxy deferred compensation plan. The Galaxy deferred compensation plan may be terminated at anytime. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Shares of Beneficial Interest

As of April 30, 2006, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Government Plus Reserves	2	95.6%
Columbia Prime Reserves	2	93.6

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have

Columbia Money Market Funds April 30, 2006 (Unaudited)

also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be

Columbia Money Market Funds April 30, 2006 (Unaudited)

closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

Note 7. Business Combinations & Mergers

On November 21, 2005, Columbia Government Plus Reserves acquired all the assets and liabilities of the Galaxy Institutional Government Money Market Fund, as well as all of the assets and liabilities of the Galaxy Government Money Market Fund pursuant to an Agreement and Plan of Reorganization approved by the shareholders of each such Galaxy Fund on November 16, 2005. All of the assets and liabilities of the Galaxy Institutional Government Money Market Fund and Galaxy Government Money Market Fund have been transferred to the Columbia Government Plus Reserves in a tax-free exchange and the shareholders of the Galaxy Institutional Government Money Market Fund and Galaxy Government Money Market Fund have received 579,781,898.610 shares and 232,306,967.110 shares, respectively, of the Columbia Government Plus Reserves in exchange for their shares as follows:

	Before Acquisition		After Acquisition
	Columbia Government Plus Reserves	Galaxy Institutional Government Money Market Fund	Galaxy Government Money Market Fund	Columbia Government Plus Reserves
Net Assets	$-0-	$579,769,970.54	$232,245,476.09	$812,015,446.63
Shares Outstanding	-0-	579,781,898.610	232,306,967.110	812,088,865.720

On November 23, 2005, Columbia Prime Reserves acquired all of the assets and liabilities of the Galaxy Institutional Money Market Fund pursuant to an Agreement and Plan of Reorganization approved by the shareholders of such Galaxy Fund on November 16, 2005. All of the assets and liabilities of the Galaxy Institutional Money Market Fund have been transferred to the Columbia Prime Reserves in a tax-free exchange and the shareholders of the Galaxy Institutional Money Market Fund have received 2,233,470,663.890 shares of the Columbia Prime Reserves in exchange for their shares as follows:

	Before Acquisition		After Acquisition
	Columbia Prime Reserves	Galaxy Institutional Money Market Fund	Columbia Prime Reserves
Net Assets	$-0-	$2,233,423,563.97	$2,233,423,563.97
Shares Outstanding	-0-	2,233,470,663.890	2,233,470,663.89

Columbia Funds – Columbia Money Market Funds

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Growth Stock Fund
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Marsico Mid Cap Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II
Columbia Small Company Equity Fund

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoalTM Balanced Growth Portfolio
Columbia LifeGoalTM Growth Portfolio
Columbia LifeGoalTM Income Portfolio
Columbia LifeGoalTM Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Tax-Managed Fund	Columbia Tax-Managed Growth Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund Columbia Utilities Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

Columbia Funds – Columbia Money Market Funds

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Intermediate Core Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia Municipal Income Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Texas Intermediate Municipal Bond Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Important Information About This Report

Columbia Money Market Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Money Market Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of the funds' voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

Columbia Money Market Funds

Semiannual Report – April 30, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/111537-0406 (06/06) 06/11544

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	June 28, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	June 28, 2006